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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number       811-08883
                                   ---------------------------------------------


                         The Shepherd Street Funds, Inc.
--------------------------------------------------------------------------------
                Exact name of registrant as specified in charter)


                               480 Shepherd Street
                       Winston-Salem, North Carolina 27103
 -------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                 Wade R. Bridge
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)


                     PLEASE SEND COPY OF COMMUNICATIONS TO:
                                Jeffrey C. Howard
                        Salem Investment Counselors, Inc.
                               480 Shepherd Street
                       Winston-Salem, North Carolina 27103
-------------------------------------------------------------------------------


Registrant's telephone number, including area code:    336-768-7230
                                                      --------------
Date of fiscal year end:   September 30
                          --------------------

Date of reporting period:  July 1, 2007 - June 30, 2008
                          ------------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                 The Shepherd Street Funds, Inc.
             -------------------------------------------------------------------


By (Signature and Title)*      /s/ David B. Rea
                          ------------------------------------------------------
                               David B. Rea, President


Date  August 4, 2008
     ------------------

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A
---------

                            Toyota Motor Corporation

Shareholder Meeting Date: 6/24/08          Cusip     892331307         Ticker: TM
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Distribution of surplus                                                           N/A          For
Election of 30 directors                                                          N/A          For
Issuance of stock acquisition rights for the purpose of granting stock options    N/A        Against
Acquisition of own shares                                                         N/A          For
Payment of the final retirement bonus to corporate auditors due to the
  abolishment of the retirement bonus system for corporate auditors               N/A          For
Revision to the amount of remuneration for corporate auditors                     N/A          For
Payment of executive bonuses                                                      N/A          For

----------------------------------------------------------------------------------------------------
                                   Caterpillar

Shareholder Meeting Date: 6/11/08          Cusip     149123101         Ticker: CAT
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratify auditors                                                                   For          For
Stockholder proposal-annual election of directors                               Against      Against
Stockholder proposal-director election majority vote standard                   Against      Against
Stockholder proposal-foreign military sales                                     Against      Against
----------------------------------------------------------------------------------------------------

                                 Wal-Mart Stores

Shareholder Meeting Date: 6/6/08           Cusip     931142103         Ticker: WMT
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Approval of management incentive plan as amended and restated                     For        Against
Ratification of Ernst & Young as independent accountants                          For          For
Shareholder proposal: amend equal employment opportunity act                    Against      Against
Shareholder proposal: pay for superior performance                              Against        For
Shareholder proposal: recoupment of senior executive compensation policy        Against      Against
Shareholder proposal: establish human rights committee                          Against      Against
Shareholder proposal: advisory vote on executive compensation                   Against      Against
Shareholder proposal: political contributions report                            Against      Against
Shareholder proposal: social and reputation impact report                       Against      Against
Shareholder proposal: special shareholders' meetings                            Against      Against
----------------------------------------------------------------------------------------------------

                            Weatherford International

Shareholder Meeting Date: 6/2/08           Cusip     G95089101         Ticker: WFT
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Appointment of Ernst & Young as independent auditors for the year ending
  12/31/08 and authorization of the audit committee of the Board to
  set remuneration                                                                For          For
----------------------------------------------------------------------------------------------------

                               Novagold Resources

Shareholder Meeting Date: 5/28/08          Cusip     66987E206         Ticker: NG
Proposals                                                                        Board       SSEFX
                                                                                  Rec         Vote
                                                                                -------      -------
Election of directors                                                             For         For
Appointment of Pricewaterhousecoopers as auditors of the corporation for
  the enusing year and authorizing the directors to fix their remuneration        For         For
----------------------------------------------------------------------------------------------------

                                    FX Energy

Shareholder Meeting Date: 6/10/08          Cusip     302695101         Ticker: FXEN
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratify the appointment of Pricewaterhousecoopers as the company's
  independent registered public accounting firm                                   For          For
Transact such other business as many properly come before the annual
  meeting or any adjournment(s) thereof                                           For          For
----------------------------------------------------------------------------------------------------

                                  Devon Energy

Shareholder Meeting Date: 6/4/08           Cusip     25179M103         Ticker: DVN
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratify the appointment of the company's independent auditors for 2008             For          For
Amend the restated certificate of incorporation to increase the number
  of authorized shares of common stock                                            For        Against
Amend the restated certificate of incorporation to provide for the
  annual election of directors                                                    For          For
----------------------------------------------------------------------------------------------------

                                Lowe's Companies

Shareholder Meeting Date: 5/30/08          Cusip     548661107         Ticker:LOW
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratify the appointment of Deloitte & Touche LLP as the company's
  independent registered public accounting firm                                   For          For
Approve the amendments to Lowe's articles of incorporation eliminating
  the classified structure of the board of directors                              For          For
Shareholder proposal regarding supermajority requirements                       Against      Against
Shareholder proposal regarding executive compensation plan                      Against      Against
----------------------------------------------------------------------------------------------------

                                   XTO Energy

Shareholder Meeting Date: 5/20/08          Cusip     98385X106         Ticker:XTO
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Approval of 2004 stock incentive plan as amended and restated
  as of May 20, 2008                                                              For        Against
Ratification of the appointment of KPMG LLP as the company's
  independent auditor for 2008                                                    For          For
Stockholder proposal to declassify the board of directors                       Against      Against
----------------------------------------------------------------------------------------------------

                                    Wellpoint

Shareholder Meeting Date: 5/21/08          Cusip     94973V107         Ticker: WLP
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratify the appointment of Ernst & Young as the registered public
  accounting firm for the company for 2008                                        For          For
Shareholder proposal concerning an advisory resolution on compensation
  of named executive officers                                                   Against      Against
----------------------------------------------------------------------------------------------------

                                      Intel

Shareholder Meeting Date: 5/21/08          Cusip     458140100         Ticker: INTC
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratification of selection of Ernst and Young as independent registered
  public accounting firm for current year                                         For          For
Stockholder proposal to amend the bylaws to establish a board
  committee on sustainability                                                   Against      Against
----------------------------------------------------------------------------------------------------

                               Falconstor Software

Shareholder Meeting Date: 5/8/08           Cusip     306137100         Ticker: FALC
Proposals                                                                        Board      SSEFX
                                                                                  Rec        Vote
                                                                                -------      -------
Election of directors                                                             For        For
Aprove an amendment to the Falconstor Software 2008 incentive stock plan          For        For
Approve an amendment to the Falconstor Software 2007 outside directors
  equity compensation plan                                                        For        For
Ratify the appointment of KPMG as independent registered public accounting
   firm of the company for the fiscal year ending December 31, 2008               For        For
----------------------------------------------------------------------------------------------------

                                     Pepsico

Shareholder Meeting Date: 5/7/08           Cusip     713448108         Ticker: PEP
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Approval of independent registered public accountants                             For          For
Shareholder proposal - beverage container recycling report                      Against      Against
Shareholder proposal - genetically engineered products report                   Against      Against
Shareholder proposal - right to water policy                                    Against      Against
Shareholder proposal - global warming report                                    Against      Against
Shareholder proposal - advisory vote on compensation                            Against      Against
----------------------------------------------------------------------------------------------------

                                     Google

Shareholder Meeting Date: 5/8/08           Cusip     38259P508         Ticker: GOOG
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratification of appointment of Ernst and Young as the independent
registered public accounting firm for fiscal year ending 12/31/08                 For          For
Approval of an amendment to Google's 2004 stock plan to increase the number of authorized shares of Class A common stock issuable thereunder
  by 6,500,000                                                                    For        Against
Stockholder proposal regarding internet censorship                              Against      Against
Stockholder proposal regarding the creation of a board committee on
  human rights                                                                  Against      Against
----------------------------------------------------------------------------------------------------

                                 Bank of America

Shareholder Meeting Date: 4/23/08          Cusip     60505104         Ticker: BAC
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratification of the independent registered public accounting firm for 2008        For          For
Stockholder proposal - stock options                                            Against      Against
Stockholder proposal - advisory vote on exec comp                               Against      Against
Stockholder proposal - determination of CEO comp                                Against      Against
Stockholder proposal - independent board chairman                               Against      Against
Stockholder proposal - special shareholder meetings                             Against      Against
Stockholder proposal - equator principles                                       Against      Against
Stockholder proposal - human rights                                             Against      Against
----------------------------------------------------------------------------------------------------

                              Wachovia Corporation

Shareholder Meeting Date: 4/22/08          Cusip     929903102         Ticker: WB
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratify the appointment of KPMG as auditors for the year 2008                      For          For
Stockholder proposal regarding a non-binding stockholder vote ratifying
  executive compensation                                                        Against      Against
Stockholder proposal regarding reporting political contributions                Against      Against
Stockholder proposal regarding the nomination of directors                      Against      Against
----------------------------------------------------------------------------------------------------

                                 BBT Corporation

Shareholder Meeting Date: 4/22/08          Cusip     54937107         Ticker: BBT
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratify the appointment of pricewaterhousecoopers as BB&T's independent
  registered public accounting firm                                               For          For
----------------------------------------------------------------------------------------------------

                                Nokia Corporation

Shareholder Meeting Date: 5/8/08           Cusip     654902204         Ticker: NOK
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Approval of the annual accounts                                                   For          For
Approval of the distribution of the profit for the year, payment of dividend      For          For
Approval of the discharge of the chairman, the members of the board and the
  president from liability                                                        For          For
Approval of the remuneration to the members of the board                          For          For
Approval of the number of the members of the board                                For          For
Approval of the auditor remuneration                                              For          For
Approval of the re-election of pricewaterhousecoopers as the auditors for
  fiscal year 2008                                                                For          For
Approval of the authorization to the board of directors to resolve to
  repurchase Nokia shares                                                         For          For
----------------------------------------------------------------------------------------------------

                               Johnson and Johnson

Shareholder Meeting Date: 4/24/08          Cusip     478160104         Ticker: JNJ
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratification of appointment of pricewaterhousecoopers as independent
  registered public accounting firm                                               For          For
Shareholder proposal: advisor vote on executive compensation policies
  and disclosure                                                                Against      Against
----------------------------------------------------------------------------------------------------

                                General Electric

Shareholder Meeting Date: 4/23/08          Cusip     369604103         Ticker: GE
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratification of KPMG                                                              For          For
Shareholder proposal on cumulative voting                                       Against      Against
Shareholder proposal to seperate the roles of CEO and Chairman                  Against      Against
Shareholder proposal to recoup unearned management bonuses                      Against      Against
Shareholder proposal to curb over-extended directors                            Against      Against
Shareholder proposal to report on charitable contributions                      Against      Against
Shareholder proposal for global warming report                                  Against      Against
Shareholder proposal for advisory vote on executive compensation                Against      Against
----------------------------------------------------------------------------------------------------

                               Berkshire Hathaway

Shareholder Meeting Date: 5/3/08           Cusip     84670108         Ticker: BRKA
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
----------------------------------------------------------------------------------------------------

                            Goldman Sachs Group, Inc.

Shareholder Meeting Date: 4/10/08          Cusip     38141G104         Ticker: GS
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratification of the appointment of Pricewaterhousecoopers as our
  independent auditor for our 2008 fiscal year                                    For          For
Shareholder proposal regarding stock options                                    Against      Against
Shareholder proposal regarding an advisory vote on executive compensation       Against      Against
Shareholder proposal requesting a sustainability report                         Against      Against
----------------------------------------------------------------------------------------------------

                                  Cisco Systems

Shareholder Meeting Date: 11/15/07         Cusip     17275R102         Ticker: CSCO
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Approve the amendment and extension of the 2005 Stock Incentive Plan              For        Against
Approve the Executive Incentive Plan with respect to current and future
  covered employees and executive officers                                        For        Against
Ratify the appointment of Pricewaterhousecoopers LLP as Cisco's independent registered public accounting firm for the fiscal year
  ending July 26, 2008                                                            For          For
Proposal submitted by shareholders requesting the Board to establish a
  Board Committee on Human Rights                                               Against      Against
Proposal submitted by a shareholder requesting that the Board establish a pay-for-superior performance standard in the Company's executive
  compensation plan for senior executives                                       Against        For
Proposal submitted by shareholders requesting the Board to adopt a policy that shareholders be given the opportunity at each annual meeting of shareholders to vote on an advisor resolution to ratify
  the compensation of the named executive officers                              Against      Against
Proposal submitted by shareholders requesting the Board to publish a report to shareholders within six months providing a summarized listing and assessment of concrete steps Cicso could reasonably take to reduce the likelihood that its business practices might enable or encourage
  the violation of human rights as set forth in the proxy statement             Against      Against
----------------------------------------------------------------------------------------------------

                                    Microsoft

Shareholder Meeting Date: 11/13/07         Cusip     594918104         Ticker: MSFT
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratification of the selection of Deloitte & Touche as the company's
  independent auditor                                                             For          For
Shareholder proposal - adoption of policies on internet censorship              Against      Against
Shareholder proposal - establishment of Board committee on human rights         Against      Against
----------------------------------------------------------------------------------------------------

                           The Procter Gamble Company

Shareholder Meeting Date: 10/9/07          Cusip     742718109         Ticker:PG
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratify appointment of the independent registered public accounting firm           For          For
Shareholder proposal   #1: award no future stock options                        Against      Against
Shareholder proposal   #2: report on company policies and activities            Against      Against
Shareholder proposal   #3: animal testing                                       Against      Against
----------------------------------------------------------------------------------------------------

                                    Medtronic

Shareholder Meeting Date: 8/23/07          Cusip     585055106         Ticker: COF
Proposals                                                                        Board        SSEFX
                                                                                  Rec          Vote
                                                                                -------      -------
Election of directors                                                             For          For
Ratify the appointment of Pricewaterhousecoopers as Medtronic's
  independent registered public accounting firm                                   For          For
Amend Medtronic's restated articles of incorporation to provide for
  the annual election of directors                                                For          For
----------------------------------------------------------------------------------------------------